SCHEDULE OF CHANGES IN CONVERTIBLE NOTES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		$ 2,279,316	$ 700,816	$ 616,500
Extension of convertible note payable				101,030
Exchange of convertible note payable for common stock				(16,714)
Convertible notes payable issued in 2023		970,200	1,578,500
Convertible notes payable as of June 30, 2023	$ 3,051,516	3,051,516	2,279,316	700,816
Conversion of debt for common stock		(198,000)
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		457,380	457,380	385,000
Extension of convertible note payable				72,380
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023
Convertible notes payable as of June 30, 2023	457,380	457,380	457,380	457,380
Conversion of debt for common stock
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		60,500	60,500	50,000
Extension of convertible note payable				10,500
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023
Convertible notes payable as of June 30, 2023	60,500	60,500	60,500	60,500
Conversion of debt for common stock
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		182,936	182,936	181,500
Extension of convertible note payable				18,150
Exchange of convertible note payable for common stock				(16,714)
Convertible notes payable issued in 2023
Convertible notes payable as of June 30, 2023	182,936	182,936	182,936	182,936
Conversion of debt for common stock
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		220,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			220,000
Convertible notes payable as of June 30, 2023	220,000	220,000	220,000
Conversion of debt for common stock
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			110,000
Convertible notes payable as of June 30, 2023	110,000	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			110,000
Convertible notes payable as of June 30, 2023	110,000	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		55,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			55,000
Convertible notes payable as of June 30, 2023	55,000	55,000	55,000
Conversion of debt for common stock
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		82,500
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			82,500
Convertible notes payable as of June 30, 2023	82,500	82,500	82,500
Conversion of debt for common stock
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		341,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			341,000
Convertible notes payable as of June 30, 2023	324,500	324,500	341,000
Conversion of debt for common stock		(16,500)
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			110,000
Convertible notes payable as of June 30, 2023	110,000	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		82,500
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			82,500
Convertible notes payable as of June 30, 2023	82,500	82,500	82,500
Conversion of debt for common stock
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			110,000
Convertible notes payable as of June 30, 2023	110,000	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			110,000
Convertible notes payable as of June 30, 2023	110,000	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		82,500
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			82,500
Convertible notes payable as of June 30, 2023	82,500	82,500	82,500
Conversion of debt for common stock
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		55,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			55,000
Convertible notes payable as of June 30, 2023	55,000	55,000	55,000
Conversion of debt for common stock
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022		110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023			110,000
Convertible notes payable as of June 30, 2023	110,000	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Other [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2023
Convertible notes payable as of June 30, 2023
Conversion of debt for common stock
Convertible Promissory Note Seventeenth [Member]
Short-Term Debt [Line Items]
Convertible notes payable as of December 31, 2022
Convertible notes payable issued in 2023	970,200	970,200
Convertible notes payable as of June 30, 2023	$ 788,700	788,700
Conversion of debt for common stock		$ (181,500)